SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [Abstract]
Ordinary shares of NIS 0.02 par value, Authorized	15,000,000	15,000,000
Ordinary shares of NIS 0.02 par value, Issued and Outstanding	6,514,589	5,079,313
Ordinary shares par value	₪ 0.2	₪ 0.2